13F-HR
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FORM 13F FOR PERIOD ENDING September 30, 2010

                                UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:  ________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	October 14, 2010
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]


Additional Information:

Table uses post-reorganization CUSIP for VALEANT PHARMACEUTICALS INTL.
New CUSIP was not on official 13F list at date of this filing. Filer had 99838.4872 shares of VALEANT PHARMACEUTICALS INTL as of September 30, 2010 (fractional shares due to processing delays by custodians for shares held in street name). Table does not have space to show fractional shares.



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		0

Form 13F Information Table Entry Total:  	81 DATA RECORDS

Form 13F Information Table Value Total:  	115950 (thousands)

List of Other Included Managers:  NONE



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
                                                                                                   Voting Authority
                                                                                               --------------------------
                                Title                  Value    Shares/  Sh/  Put/ Invstmt Other
Name of Issuer                  of class     CUSIP     (x$1000) Prn Amt  Prn  Call Dscretn ManagersSole    Shared  None
------------------------------  ---------------------- -------- ------------  ---- ------- --------------------------------
ADVANCE AUTO PARTS INC          COM          00751Y106      1509    25723  SH         Sole                            25723
AFFILIATED MANAGERS GROUP       COM          008252108       579     7422  SH         Sole                             7422
AFLAC INC                       COM          001055102      1804    34894  SH         Sole                            34894
ALTRIA GROUP INC                COM          02209S103       534    22247  SH         Sole                            22247
AMERIPRISE FINL INC             COM          03076C106      1578    33333  SH         Sole                            33333
AMERISOURCEBERGEN CORP          COM          03073E105      1419    46283  SH         Sole                            46283
APACHE CORP                     COM          037411105       488     4992  SH         Sole                             4992
APPLE INC                       COM          037833100      4575    16123  SH         Sole                            16123
ARCH COAL INC                   COM          039380100       799    29900  SH         Sole                            29900
ATMEL CORP                      COM          049513104      2145   269500  SH         Sole                           269500
BANK OF THE OZARKS INC          COM          063904106       359     9677  SH         Sole                             9677
BF GOODRICH                     COM          382388106       286     3874  SH         Sole                             3874
BROADCOM CORP                   CL A         111320107      1767    49938  SH         Sole                            49938
BUCYRUS INTL INC NEW            COM          118759109      2675    38576  SH         Sole                            38576
CATERPILLAR INC DEL             COM          149123101      2259    28713  SH         Sole                            28713
CB RICHARD ELLIS GROUP INC      CL A         12497T101      1559    85289  SH         Sole                            85289
CLIFFS NATURAL RESOURCES        COM          18683K101      1472    23022  SH         Sole                            23022
COACH INC                       COM          189754104      2945    68554  SH         Sole                            68554
COCA COLA CO                    COM          191216100      1129    19300  SH         Sole                            19300
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102      3400    52736  SH         Sole                            52736
COMPLETE PRODUCTION SERVICES    COM          20453E109      1788    87431  SH         Sole                            87431
CONCHO RES INC                  COM          20605P101      1343    20300  SH         Sole                            20300
COOPER COS INC                  COM NEW      216648402      1530    33100  SH         Sole                            33100
CORNING INC                     COM          219350105       659    36058  SH         Sole                            36058
CRANE CO                        COM          224399105      1313    34600  SH         Sole                            34600
CREE INC                        COM          225447101       531     9785  SH         Sole                             9785
CSX CORP                        COM          126408103      2689    48601  SH         Sole                            48601
CUMMINS INC                     COM          231021106      1972    21775  SH         Sole                            21775
DELTA AIRLINES INC DEL          COM NEW      247361702      1887   162088  SH         Sole                           162088
DOLLAR TREE INC                 COM          256746108       907    18600  SH         Sole                            18600
DTE ENERGY CO                   COM          233331107       650    14153  SH         Sole                            14153
EXPEDIA INC DEL                 COM          30212P105       354    12553  SH         Sole                            12553
EXPRESS SCRIPTS INC             COM          302182100       443     9093  SH         Sole                             9093
FORD MTR CO DEL                 COM PAR $0.01345370860       545    44496  SH         Sole                            44496
FREEPORT-MCMORAN COPPER & GO    COM          35671D857      1684    19721  SH         Sole                            19721
GENL ELECTRIC CO                COM          369604103       501    30814  SH         Sole                            30814
GREEN MTN COFFEE ROASTERS IN    COM          393122106       971    31140  SH         Sole                            31140
HANSEN NAT CORP                 COM          411310105      1324    28400  SH         Sole                            28400
HARRIS CORP DEL                 COM          413875105       797    18000  SH         Sole                            18000
HEALTHSPRING INC                COM          42224N101      1896    73358  SH         Sole                            73358
HEWLETT PACKARD CO              COM          428236103      1521    36149  SH         Sole                            36149
HILL ROM HLDGS INC              COM          431475102       205     5700  SH         Sole                             5700
INTUITIVE SURGICAL INC          COM NEW      46120E602       338     1192  SH         Sole                             1192
JPMORGAN CHASE & CO             COM          46625H100       307     8058  SH         Sole                             8058
LEXMARK INTL NEW                CL A         529771107      2282    51136  SH         Sole                            51136
LIMITED BRANDS INC              COM          532716107      2209    82490  SH         Sole                            82490
LUBRIZOL CORP                   COM          549271104      3740    35289  SH         Sole                            35289
LUFKIN INDS INC                 COM          549764108      1878    42786  SH         Sole                            42786
MACYS INC                       COM          55616P104      2119    91826  SH         Sole                            91826
MADDEN STEVEN LTD               COM          556269108      2999    73033  SH         Sole                            73033
MCCORMICK & CO INC              COM NON VTG  579780206      1253    29800  SH         Sole                            29800
MICROCHIP TECHNOLOGY INC        COM          595017104       849    27000  SH         Sole                            27000
NATIONAL OILWELL VARCO INC      COM          637071101      1074    24159  SH         Sole                            24159
NETFLIX INC                     COM          64110L106      2387    14721  SH         Sole                            14721
NEWS CORP                       CL B         65248E203       405    26905  SH         Sole                            26905
OCCIDENTAL PETE CORP DEL        COM          674599105       715     9127  SH         Sole                             9127
OCH ZIFF CAP MGT GROUP          CL A         67551U105       289    19390  SH         Sole                            19390
VIMPELCOM LTD                   SPNS ADR     92719A106       185    12471  SH         Sole                            12471
ORACLE CORP                     COM          68389X105      2003    74600  SH         Sole                            74600
PERRIGO CO                      COM          714290103      2358    36715  SH         Sole                            36715
PMC-SIERRA INC                  COM          69344F106       263    35795  SH         Sole                            35795
PRICELINE COM INC               COM NEW      741503403      3958    11363  SH         Sole                            11363
ROPER INDS INC NEW              COM          776696106      2066    31700  SH         Sole                            31700
ROVI CORP                       COM          779376102      2789    55319  SH         Sole                            55319
ROYAL CARIBBEAN CRUISES LTD     COM          V7780T103      2068    65584  SH         Sole                            65584
SANDISK CORP                    COM          80004C101       537    14664  SH         Sole                            14664
SANMINA SCI CORP                COM NEW      800907206      1242   102800  SH         Sole                           102800
SKECHERS U S A INC              CL A         830566105      1295    55130  SH         Sole                            55130
SKYWORKS SOLUTIONS INC          COM          83088M102      2075   100400  SH         Sole                           100400
SMUCKER J M CO                  COM NEW      832696405      1238    20458  SH         Sole                            20458
TERADYNE INC                    COM          880770102      1611   144638  SH         Sole                           144638
TRANSDIGM GROUP INC             COM          893641100      1427    23000  SH         Sole                            23000
TRW AUTOMOTIVE HLDGS CORP       COM          87264S106      1513    36400  SH         Sole                            36400
TYSON FOODS INC                 CL A         902494103       373    23264  SH         Sole                            23264
VALEANT PHARMACEUTICALS INTL    COM          91911K102      2501    99838  SH         Sole                            99838
VEECO INSTRS INC DEL            COM          922417100       938    26900  SH         Sole                            26900
VISA INC                        COM CL A     92826C839      1999    26916  SH         Sole                            26916
WALTER ENERGY INC               COM          93317Q105       443     5451  SH         Sole                             5451
WASTE CONNECTIONS INC           COM          941053100       869    21900  SH         Sole                            21900
WORLD FUEL SVCS CORP            COM          981475106       300    11528  SH         Sole                            11528
ZIONS BANCORPORATION            COM          989701107       264    12344  SH         Sole                            12344

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